As filed with the Securities and Exchange Commission on April 2, 2014.

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒

and/or

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1940	☒
Amendment No. 74	☒

(Check appropriate box or boxes)

DBX ETF TRUST

(Exact name of Registrant as specified in its charter)

60 Wall Street

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(212) 250-5883

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 2, 2014 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A for DBX ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until May 2, 2014, the effectiveness of Post-Effective Amendment No. 38 (“PEA No. 38”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-483203 on December 23, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 38 by means of this filing, Parts A, B and C of PEA No. 38 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the db X-trackers Harvest China A-Shares Financial Sector Fund is incorporated herein by reference to Part A of PEA No. 38.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the db X-trackers Harvest China A-Shares Financial Sector Fund is incorporated herein by reference to Part B of PEA No. 38.

PART C – OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 38.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 2nd day of April, 2014.

DBX ETF Trust

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Alex Depetris	Trustee and Chairman, President,	April 2, 2014
Alex Depetris	Chief Executive Officer and Secretary

/s/ Michael Gilligan	Treasurer, Chief Financial Officer	April 2, 2014
Michael Gilligan	and Controller

/s/ J. David Officer*	Trustee	April 2, 2014
J. David Officer

/s/ Stephen R. Byers*	Trustee	April 2, 2014
Stephen R. Byers

/s/ George O. Elston*	Trustee	April 2, 2014
George O. Elston

*By:	/s/ Alex Depetris
Alex Depetris (attorney-in-fact)